Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Registrant Name	GRUPO TELEVISA, S.A.B.
Entity Central Index Key	0000912892
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Series "A" Shares
Entity Common Stock, Shares Outstanding	116,787,660,217
Series "B" Shares
Entity Common Stock, Shares Outstanding	53,935,763,045
Series "D" Shares
Entity Common Stock, Shares Outstanding	85,806,837,531
Series "L" Shares
Entity Common Stock, Shares Outstanding	85,806,837,531